Income Taxes, Loss Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Before Income Taxes [Abstract]
U.S.					$ (149,364)	$ (449,998)	$ (145,147)
Non-U.S.					86,214	83,306	32,218
Income (Loss) Before Income Taxes	$ 32,400	$ (22,100)	$ (166,300)	$ (60,300)	$ (63,150)	$ (366,692)	$ (112,929)